Abbey Capital Multi Asset Fund
Consolidated Schedule of Investments
May 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 77.5%		Value
U.S. Treasury Bills - 77.5%	Par
0.00%, 06/05/2025 (a)	36,587,000	$36,574,157
0.00%, 06/12/2025 (a)	18,508,000	18,486,246
0.00%, 06/20/2025 (a)	40,464,000	40,378,388
0.00%, 06/26/2025 (a)	4,692,000	4,678,831
0.00%, 07/03/2025 (a)	50,182,000	49,999,968
0.00%, 07/10/2025 (a)	27,444,000	27,321,897
0.00%, 07/17/2025 (a)	12,586,000	12,519,609
0.00%, 07/24/2025 (a)	23,256,000	23,114,494
0.00%, 07/31/2025 (a)	13,205,000	13,113,565
0.00%, 08/07/2025 (a)	18,571,000	18,427,152
0.00%, 08/14/2025 (a)	9,341,000	9,261,026
0.00%, 08/21/2025 (a)	46,094,000	45,660,973
0.00%, 08/28/2025 (a)	26,218,000	25,949,353
0.00%, 09/04/2025 (a)	28,283,000	27,971,907
0.00%, 09/11/2025 (a)	22,627,000	22,360,791
0.00%, 09/18/2025 (a)	48,379,000	47,768,989
0.00%, 09/25/2025 (a)	37,163,000	36,665,732
0.00%, 10/02/2025 (a)	4,748,000	4,680,589
0.00%, 10/09/2025 (a)	22,049,000	21,719,039
0.00%, 10/16/2025 (a)	48,176,000	47,415,915
0.00%, 10/23/2025 (a)	15,981,000	15,716,447
0.00%, 10/30/2025 (a)	9,256,000	9,094,791
0.00%, 11/06/2025 (a)	36,398,000	35,737,421
0.00%, 11/13/2025 (a)	45,003,000	44,149,015
0.00%, 11/20/2025 (a)	66,774,000	65,451,638
0.00%, 11/28/2025 (a)	12,513,000	12,253,914
TOTAL SHORT-TERM INVESTMENTS (Cost $716,537,277)		716,471,847

TOTAL INVESTMENTS - 77.5% (Cost $716,537,277)		716,471,847
Other Assets in Excess of Liabilities - 22.5%		207,305,993
TOTAL NET ASSETS - 100.0%		$923,777,840
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Zero coupon bonds make no periodic interest payments.

Abbey Capital Multi Asset Fund
Consolidated Schedule of Futures Contracts
May 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	228	12/16/2025	$40,523,227	$(26,697)
3 Month Canadian Overnight Repo Rate Average	75	03/17/2026	13,340,256	(12,816)
3 Month Canadian Overnight Repo Rate Average	35	06/16/2026	6,225,134	(10,529)
3 Month Canadian Overnight Repo Rate Average	28	09/15/2026	4,978,832	(8,999)
3 Month Canadian Overnight Repo Rate Average	19	12/15/2026	3,377,109	(7,041)
3 Month Canadian Overnight Repo Rate Average	9	03/16/2027	1,599,109	(3,461)
3 Month Euribor	60	09/15/2025	16,719,181	5,748
3 Month Euribor	51	12/15/2025	14,224,333	10,730
3 Month Euribor	525	03/16/2026	146,471,668	168,373
3 Month Euribor	644	06/15/2026	179,644,491	227,615
3 Month Euribor	171	09/14/2026	47,676,363	(7,210)
3 Month Euribor	82	12/14/2026	22,846,056	2,725
3 Month Euribor	195	03/15/2027	54,287,521	10,347
3 Month Euribor	191	06/14/2027	53,130,557	59,426
3 Month Euribor	198	09/13/2027	55,035,596	6,855
3 Month Euribor	33	12/13/2027	9,166,511	2,157
3 Month Euribor	241	03/13/2028	66,898,837	23,773
3 Month Euribor	55	06/19/2028	15,258,783	(752)
3 Month Euribor	1	09/18/2028	277,276	14
3 Month New Zealand Treasury Bill	22	09/10/2025	13,044,781	(3,004)
3 Month New Zealand Treasury Bill	22	12/10/2025	13,045,738	(2,525)
3 Month Swiss Average Overnight Rate	5	12/16/2025	1,522,858	4,253
3 Month Swiss Average Overnight Rate	4	03/17/2026	1,219,259	1,215
3-Month Secured Overnight Financing Rate	22	06/16/2026	5,303,375	(16,675)
3-Month Secured Overnight Financing Rate	280	09/15/2026	67,620,000	(92,425)
3-Month Secured Overnight Financing Rate	155	12/15/2026	37,475,125	24,188
3-Month Secured Overnight Financing Rate	79	03/16/2027	19,110,100	(24,063)
3-Month Secured Overnight Financing Rate	33	06/15/2027	7,982,287	(5,238)
3-Month Secured Overnight Financing Rate	32	09/14/2027	7,736,800	(1,450)
3-Month Secured Overnight Financing Rate	41	12/14/2027	9,906,625	1,213
3-Month Secured Overnight Financing Rate	137	03/14/2028	33,080,363	(28,888)
3-Month Secured Overnight Financing Rate	28	06/20/2028	6,756,750	875
3-Month Secured Overnight Financing Rate	21	09/19/2028	5,064,675	38
3-Month Secured Overnight Financing Rate	9	12/19/2028	2,169,562	1,563
3-Month Secured Overnight Financing Rate	8	03/20/2029	1,927,600	1,525
3-Month Secured Overnight Financing Rate	8	06/18/2029	1,926,700	2,025
Arabica Coffee	35	07/21/2025	4,494,656	(534,244)
Arabica Coffee	12	09/18/2025	1,529,100	(117,094)
Arabica Coffee	14	12/18/2025	1,762,163	(134,475)
Arabica Coffee	4	03/19/2026	496,575	(6,075)
ASX SPI 200 Index	101	06/19/2025	13,764,737	204,128
Austrailian Government 10 Year Bonds	210	06/16/2025	15,450,184	21,020
Austrailian Government 3 Year Bonds	1,775	06/16/2025	123,036,143	61,313
Australian 90 Day Bank Bills	94	09/11/2025	60,093,039	(15,354)
Australian 90 Day Bank Bills	426	12/11/2025	272,476,465	147
Australian 90 Day Bank Bills	137	03/12/2026	87,642,418	(6,433)
Australian 90 Day Bank Bills	99	06/11/2026	63,334,392	21,555
Australian 90 Day Bank Bills	28	09/10/2026	17,911,881	1,063
Australian 90 Day Bank Bills	26	12/10/2026	16,630,833	579
Australian 90 Day Bank Bills	17	03/11/2027	10,872,144	1,439
British Pound/US Dollar Cross Currency Rate	424	06/16/2025	35,695,500	677,412
CAC40 10 Euro Index	151	06/20/2025	13,280,717	(149,761)
Canadian 10 Year Government Bonds	76	09/18/2025	6,773,462	71,498
Canadian 5 Year Bonds	20	09/18/2025	1,664,153	7,447
Canadian Canola Oil	221	07/14/2025	2,290,277	43,415
Canadian Canola Oil	62	11/14/2025	622,191	14,031
Canadian Dollar/US Dollar Cross Currency Rate	71	06/17/2025	5,179,805	4,690
Class III Milk	9	07/29/2025	351,720	(4,820)
Copper	11	07/29/2025	1,286,313	(18,750)
Copper	10	09/26/2025	1,182,375	(8,650)
Corn No. 2 Yellow	1	09/12/2025	21,162	(975)
Crude Soybean Oil	204	07/14/2025	5,739,336	(197,928)
Crude Soybean Oil	125	12/12/2025	3,573,750	(97,344)
Crude Soybean Oil	45	01/14/2026	1,289,250	(56,832)
DAX Index	2	06/20/2025	273,018	2,106
Dollar Index	2	06/16/2025	198,518	(822)
Dow Jones Industrial Average Index	14	06/20/2025	2,960,580	(5,720)
E-mini Consumer Staples Select Sector	3	06/20/2025	250,590	2,910
Euro STOXX 50 Dividend Index	11	12/18/2026	194,218	7,403
EURO STOXX 50 Index	5	06/20/2025	257,576	(34)
Euro STOXX 50 Quanto Index	330	06/20/2025	20,113,772	37,004
Euro STOXX Banks Index	96	06/20/2025	1,098,750	1,783
Euro/Japanese Yen Cross Currency Rate	43	06/16/2025	6,100,968	60,079
Euro/US Dollar Cross Currency Rate	4	06/16/2025	56,850	154
Euro/US Dollar Cross Currency Rate	263	06/16/2025	37,378,875	526,570
Euro-BOBL	218	06/06/2025	29,490,434	18,406
EURO-BOBL FUTURE Sep25	3	09/08/2025	402,391	159
Euro-BTP Future Sep25	1	09/08/2025	137,083	148
Euro-BTP Italian Government Bonds	381	06/06/2025	52,410,158	575,229
Euro-Bund	39	06/06/2025	5,810,301	3,543
Euro-Schatz	1,499	06/06/2025	182,705,039	(174,682)
EURO-SCHATZ FUT Sep25	1	09/08/2025	121,964	1
Eurpoean Rapeseed	128	07/31/2025	3,448,127	(68,013)
Eurpoean Rapeseed	12	10/31/2025	326,839	(3,421)
Feeder Cattle	75	08/28/2025	11,205,937	299,850
Feeder Cattle	12	09/25/2025	1,786,200	25,275
Financial Select Sector Index	2	06/20/2025	313,800	(1,563)
French Government Bonds	51	06/06/2025	7,281,909	22,107
FTSE 100 Index	243	06/20/2025	28,751,071	285,024
FTSE China A50 Index	667	06/27/2025	8,888,442	(21,149)
FTSE MIB Index	24	06/20/2025	1,093,736	34,931
FTSE/JSE Top 40 Index	243	06/19/2025	11,725,350	316,921
FTSE/MIB Index	39	06/20/2025	8,886,603	357,348
German Stock Index	49	06/20/2025	33,444,749	937,823
Gold	111	08/27/2025	36,800,940	163,290
Gold	3	12/29/2025	1,010,880	(12,650)
Hang Seng China Enterprises Index	127	06/27/2025	6,789,660	(27,821)
Hang Seng China Enterprises Index	25	06/27/2025	267,309	(602)
Hang Seng Index	129	06/27/2025	19,072,541	5,675
Hang Seng Index	27	06/27/2025	798,385	(1,152)
Hang Seng TECH Index	23	06/27/2025	758,688	(593)
IBEX 35 Composite Index	6	06/20/2025	96,412	1,940
IBEX 35 Index	6	06/20/2025	964,118	22,639
ICE 3 Month SONIA Rate	23	03/17/2026	7,451,293	(21,052)
ICE 3 Month SONIA Rate	349	06/16/2026	113,176,957	(320,062)
ICE 3 Month SONIA Rate	81	09/15/2026	26,281,073	(45,389)
ICE 3 Month SONIA Rate	255	12/15/2026	82,758,185	(123,030)
ICE 3 Month SONIA Rate	20	03/16/2027	6,490,838	(15,545)
ICE 3 Month SONIA Rate	18	06/15/2027	5,840,542	(13,069)
ICE 3 Month SONIA Rate	15	09/14/2027	4,865,602	(10,846)
ICE 3 Month SONIA Rate	59	12/14/2027	19,132,074	(44,985)
ICE 3 Month SONIA Rate	11	03/14/2028	3,565,700	(5,238)
ICE 3 Month SONIA Rate	5	06/20/2028	1,620,099	(3,520)
ICE 3 Month SONIA Rate	3	09/19/2028	971,706	(2,290)
ICE European Climate Exchange Emissions	5	12/15/2025	399,734	(15,624)
ICE European Climate Exchange Emissions	4	12/14/2026	328,054	(10,775)
Indian Rupee/US Dollar Cross Currency Rate	1	06/26/2025	23,334	(144)
Industrial Select Sector Index	1	06/20/2025	144,040	7,280
Japanese Yen/US Dollar Cross Currency Rate	4	06/16/2025	348,075	(1,131)
JPNK400 Index	2	06/12/2025	35,220	1,300
Lean Hogs	35	07/15/2025	1,468,950	39,680
Lean Hogs	159	08/14/2025	6,679,590	149,230
Lean Hogs	41	10/14/2025	1,458,370	29,860
Live Cattle	210	08/29/2025	17,585,400	440,300
Live Cattle	188	10/31/2025	15,596,480	271,620
Live Cattle	44	12/31/2025	3,663,880	40,540
Live Cattle	13	02/27/2026	1,081,990	9,180
LME Aluminum Forward	164	06/16/2025	9,995,472	(614,626)
LME Aluminum Forward	2	07/14/2025	121,917	(2,998)
LME Copper Forward	20	06/16/2025	4,776,915	(87,171)
LME Copper Forward	9	07/14/2025	2,145,922	1,912
LME Lead Forward	37	06/16/2025	3,347,622	(144,522)
LME Lead Forward	1	07/14/2025	90,836	(2,824)
LME Nickel Forward	41	06/16/2025	1,992,590	(7,185)
LME Zinc Forward	91	06/16/2025	5,928,331	(216,195)
LME Zinc Forward	11	07/14/2025	718,245	1,306
London Cocoa	12	07/16/2025	1,057,559	(47,224)
London Cocoa	10	09/15/2025	869,442	(88,642)
London Cocoa	11	12/11/2025	892,953	(49,434)
London Metals - Aluminum(a)	686	06/16/2025	41,810,328	(1,917,145)
London Metals - Aluminum(a)	90	09/15/2025	5,505,232	(84,445)
London Metals - Copper(a)	184	06/16/2025	43,947,618	133,560
London Metals - Copper(a)	51	09/15/2025	12,103,651	(67,629)
London Metals - Lead(a)	355	06/16/2025	17,252,911	(546,382)
London Metals - Lead(a)	11	09/15/2025	540,061	(10,997)
London Metals - Nickel(a)	201	06/16/2025	18,185,732	(660,107)
London Metals - Nickel(a)	3	09/15/2025	274,978	(6,127)
London Metals - Tin(a)	2	06/16/2025	303,040	(43,768)
London Metals - Zinc(a)	343	06/16/2025	22,345,249	(1,302,890)
London Metals - Zinc(a)	11	09/15/2025	721,721	(26,208)
Mexican Peso/US Dollar Cross Currency Rate	248	06/16/2025	6,386,000	45,915
Micro Gold	5	08/27/2025	165,770	(3,443)
MSCI China A 50 Index	1	06/20/2025	52,115	(1,470)
MSCI EAFE Index	44	06/20/2025	5,729,900	173,810
MSCI Emerging Markets Index	150	06/20/2025	8,619,750	(116,050)
MSCI Singapore Index	268	06/27/2025	8,532,987	6,335
Nasdaq 100 Index	26	06/20/2025	11,115,910	88,510
NASDAQ 100 Micro Index	3	06/20/2025	128,261	113
Natural Gas	2	06/25/2025	17,235	(1,340)
Natural Gas	23	06/26/2025	792,810	(69,800)
Natural Gas	5	08/27/2025	175,400	(8,140)
Natural Gas	5	09/26/2025	180,400	(15,120)
New Zealand Dollar/US Dollar Cross Currency Rate	37	06/16/2025	2,211,490	(695)
Nifty 50 Index	158	06/26/2025	7,848,492	(33,553)
Nikkei 225 Index	1	06/12/2025	188,625	825
Nikkei 225 Index	9	06/12/2025	2,374,231	764
Nikkei 225 Index	20	06/12/2025	527,607	219
Nikkei 225 Index	6	06/12/2025	786,094	(2,797)
Nikkei 225 Index	44	06/12/2025	5,802,912	(38,518)
NY Harbor ULSD	31	06/30/2025	2,611,031	(124,690)
NYSE FANG+ Index	2	06/20/2025	138,442	4,384
OMXS30 Index	51	06/19/2025	1,326,741	(27,569)
Palladium	2	09/26/2025	193,720	(5,480)
Platinum	104	07/29/2025	5,485,480	(107,340)
Platinum	2	04/24/2026	32,975	153
Reformulated Gasoline Blendstock	3	06/30/2025	253,903	(1,231)
Robusta Coffee	4	09/24/2025	178,520	(15,840)
Robusta Coffee	5	11/24/2025	221,150	(22,000)
Russell 2000 Index	1	06/20/2025	10,342	(150)
S&P 500 Index	2	06/20/2025	59,160	3,036
S&P 500 Index	1,742	06/20/2025	515,283,600	21,009,192
S&P Mid Cap 400 Index	1	06/20/2025	300,410	(4,070)
S&P/Toronto Stock Exchange 60 Index	101	06/19/2025	23,079,827	475,127
SGX FTSE Taiwan Index	11	06/27/2025	770,880	(2,080)
SGX TSI Iron Ore	8	07/31/2025	76,512	232
Short-term Euro-BTP	1,294	06/06/2025	158,901,455	642,947
Silver	47	07/29/2025	7,761,815	(64,140)
Silver	8	09/26/2025	1,333,360	(6,790)
South African Rand/US Dollar Cross Currency Rate	1	06/16/2025	27,812	238
Soybean Meal	9	12/12/2025	277,830	350
Soybeans	217	07/14/2025	11,302,987	(176,075)
Soybeans	30	11/14/2025	1,540,125	(53,050)
STOXX 600 Bank Spread Index	19	06/20/2025	297,714	15,033
STOXX 600 Utilities Index	10	06/20/2025	252,013	21,863
STOXX Euro ESG-X Index	30	06/20/2025	687,741	1,022
STOXX Europe 600 Index	5	06/20/2025	136,765	2,657
STOXX Europe 600 Index	56	06/20/2025	1,745,728	26,672
Swiss Franc/US Dollar Cross Currency Rate	40	06/16/2025	6,091,500	(37,144)
Swiss Government Bonds	1	06/06/2025	202,114	6,914
Tokyo Price Index	37	06/12/2025	719,327	14,469
TOPIX Index	42	06/12/2025	8,165,329	65,047
Two Year Canadian Government Bonds	435	09/18/2025	33,491,529	47,819
U.S. Treasury 10 Year Notes	29	09/19/2025	3,211,750	13,594
U.S. Treasury 2 Year Notes	44	09/30/2025	9,127,250	7,695
U.S. Treasury 5 Year Note	46	09/30/2025	4,976,625	13,656
US Cocoa	1	07/16/2025	97,910	(430)
US Cocoa	34	09/15/2025	3,134,800	(35,689)
US Cocoa	9	12/15/2025	769,860	(58,320)
US Dollar/Chinese Renminbi Cross Currency Rate	3	06/16/2025	299,367	(5,431)
US Dollar/Chinese Renminbi Cross Currency Rate	1	06/16/2025	99,892	(76)
Utilities Select Sector Index	3	06/20/2025	247,980	2,970
White Maize	2	07/24/2025	50,582	228
				$19,693,800
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(32)	10/31/2025	$12,783,689	$1,354
10 Year Japanese Government Bonds	(13)	06/12/2025	1,257,674	910
10 Year U.S. Ultra Treasury Notes	(77)	09/19/2025	8,666,109	(40,375)
3-Month Secured Overnight Financing Rate	(39)	12/16/2025	9,352,200	800
3-Month Secured Overnight Financing Rate	(184)	03/17/2026	44,249,700	(10,400)
3-Month Secured Overnight Financing Rate	(149)	06/16/2026	35,918,312	(13,538)
3-Month Secured Overnight Financing Rate	(1)	09/15/2026	241,500	(138)
Arabica Coffee	(3)	07/21/2025	385,256	9,994
Arabica Coffee	(2)	09/18/2025	254,850	3,750
ASX SPI 200 Index	(17)	06/19/2025	2,316,837	(150,949)
AUD/USD Cross Currency Rate	(228)	06/16/2025	14,691,180	(179,104)
Austrailian Government 10 Year Bonds	(86)	06/16/2025	6,327,219	(95,545)
Brent Crude Oil	(5)	06/30/2025	313,900	3,170
Brent Crude Oil	(143)	06/30/2025	8,977,540	87,630
Brent Crude Oil	(46)	07/31/2025	2,854,300	39,960
Brent Crude Oil	(34)	08/29/2025	2,093,380	43,890
Brent Crude Oil	(8)	10/31/2025	491,280	35,630
Canadian 10 Year Government Bonds	(80)	09/18/2025	7,129,960	(50,847)
Canadian 5 Year Bonds	(2)	09/18/2025	166,415	(503)
Canadian Dollar/US Dollar Cross Currency Rate	(101)	06/17/2025	7,368,455	(301,387)
Copper	(11)	07/29/2025	1,286,313	2,025
Corn No. 2 Yellow	(598)	07/14/2025	13,275,600	159,975
Corn No. 2 Yellow	(95)	09/12/2025	2,010,437	43,975
Corn No. 2 Yellow	(404)	12/12/2025	8,857,700	48,988
Cotton No.2	(133)	07/09/2025	4,326,490	107,621
Cotton No.2	(261)	12/08/2025	8,841,375	135,125
Cotton No.2	(21)	03/09/2026	726,810	3,460
Crude Oil	(103)	06/20/2025	6,261,370	78,350
Crude Oil	(34)	07/22/2025	2,032,860	27,790
Crude Oil	(113)	08/20/2025	6,667,000	96,440
Crude Oil	(12)	09/22/2025	701,520	18,640
Crude Oil	(10)	11/20/2025	581,200	24,050
Crude Palm Oil	(10)	07/15/2025	228,533	1,004
Crude Palm Oil	(32)	08/15/2025	728,862	(5,192)
Crude Palm Oil	(16)	09/15/2025	363,679	(934)
Crude Palm Oil	(6)	10/15/2025	136,380	1,233
Crude Soybean Oil	(60)	07/14/2025	1,688,040	18,552
Dollar Index	(101)	06/16/2025	10,025,159	87,944
Dow Jones Industrial Average Index	(13)	06/20/2025	2,749,110	(40,740)
E-mini Energy Select Sector	(2)	06/20/2025	170,800	(5,190)
E-mini Materials Sector	(2)	06/20/2025	183,120	(10,440)
Euro BUXL 30 Year Bonds	(92)	06/06/2025	12,700,389	(135,504)
Euro-BOBL	(60)	06/06/2025	8,116,633	(30,169)
Euro-Bund	(241)	06/06/2025	35,904,679	(323,228)
French Government Bonds	(67)	06/06/2025	9,566,429	(123,060)
Frozen Concentrated Orange Juice	(15)	07/11/2025	641,362	(36,292)
FTSE 100 Index	(3)	06/20/2025	354,951	(775)
FTSE Bursa Malaysia KLCI Index	(9)	06/30/2025	158,158	2,743
FTSE China A50 Index	(53)	06/27/2025	706,278	(1,274)
Hard Red Winter Wheat	(265)	07/14/2025	7,065,563	397,084
Hard Red Winter Wheat	(78)	09/12/2025	2,133,300	19,350
Hard Red Winter Wheat	(30)	12/12/2025	853,125	(11,775)
ICE 3 Month SONIA Rate	(7)	12/16/2025	2,263,187	421
ICE 3 Month SONIA Rate	(103)	03/17/2026	33,368,836	(6,568)
ICE 3 Month SONIA Rate	(31)	03/16/2027	10,060,799	(5,827)
ICE European Climate Exchange Emissions	(3)	12/15/2025	239,841	(2,884)
Japanese 10 Year Government Bonds	(95)	06/13/2025	91,827,722	(9,173)
Japanese Yen/US Dollar Cross Currency Rate	(74)	06/16/2025	6,439,388	(91,913)
Light Sweet Crude Oil	(15)	06/18/2025	455,925	15,388
LME Aluminum Forward	(164)	06/16/2025	9,995,472	(76,845)
LME Aluminum Forward	(80)	07/14/2025	4,876,680	5,656
LME Copper Forward	(20)	06/16/2025	4,776,915	(296,994)
LME Copper Forward	(5)	07/14/2025	1,192,179	(39,594)
LME Lead Forward	(37)	06/16/2025	3,347,622	125,658
LME Lead Forward	(31)	07/14/2025	2,815,912	103,829
LME Nickel Forward	(41)	06/16/2025	1,992,590	30,677
LME Nickel Forward	(34)	07/14/2025	1,659,557	(18,338)
LME Zinc Forward	(91)	06/16/2025	5,928,332	483,166
LME Zinc Forward	(68)	07/14/2025	4,440,060	(66,476)
London Metals - Aluminum(a)	(686)	06/16/2025	41,810,328	894,003
London Metals - Aluminum(a)	(234)	09/15/2025	14,313,605	95,902
London Metals - Copper(a)	(184)	06/16/2025	43,947,618	(1,697,172)
London Metals - Copper(a)	(13)	09/15/2025	3,085,244	3,702
London Metals - Lead(a)	(355)	06/16/2025	17,252,911	319,694
London Metals - Lead(a)	(165)	09/15/2025	8,100,923	76,577
London Metals - Nickel(a)	(201)	06/16/2025	18,185,732	279,831
London Metals - Nickel(a)	(80)	09/15/2025	7,332,754	199,807
London Metals - Tin(a)	(2)	06/16/2025	303,040	7,433
London Metals - Zinc(a)	(343)	06/16/2025	22,345,249	987,675
London Metals - Zinc(a)	(149)	09/15/2025	9,776,039	279,185
Long Gilt	(464)	09/26/2025	57,190,407	(379,224)
Low Sulphur Gas Oil	(171)	07/10/2025	10,101,825	296,350
Low Sulphur Gas Oil	(47)	08/12/2025	2,764,775	46,200
Low Sulphur Gas Oil	(33)	09/11/2025	1,943,700	65,375
Low Sulphur Gas Oil	(10)	10/10/2025	590,750	17,500
Lumber	(3)	07/15/2025	48,840	63
Maize	(8)	08/05/2025	87,997	1,377
Milling Wheat No. 2	(544)	09/10/2025	6,199,998	285,395
Milling Wheat No. 2	(139)	12/10/2025	1,674,941	87,685
Milling Wheat No. 2	(24)	03/10/2026	299,758	7,040
Natural Gas	(85)	06/26/2025	2,929,950	87,970
Natural Gas	(25)	06/27/2025	722,872	38,606
Natural Gas	(71)	07/29/2025	2,501,330	84,430
Natural Gas	(10)	07/30/2025	291,286	23,497
Natural Gas	(31)	08/27/2025	1,087,480	45,430
Natural Gas	(12)	09/26/2025	432,960	18,820
New Zealand Dollar/US Dollar Cross Currency Rate	(48)	06/16/2025	2,868,960	(68,490)
Nikkei 225 Index	(7)	06/12/2025	1,846,624	(137,183)
NY Harbor ULSD	(91)	06/30/2025	7,664,639	283,218
NY Harbor ULSD	(28)	07/31/2025	2,348,590	37,304
NY Harbor ULSD	(27)	08/29/2025	2,273,897	44,062
NY Harbor ULSD	(16)	09/30/2025	1,352,736	38,216
NY Harbor ULSD	(2)	11/28/2025	169,243	5,842
OMXS30 ESG Index	(1)	06/19/2025	25,068	427
OMXS30 Index	(64)	06/19/2025	1,664,930	21,563
Palladium	(10)	09/26/2025	968,600	13,070
Red Spring Wheat	(55)	07/14/2025	1,720,125	(61,038)
Red Spring Wheat	(24)	09/12/2025	764,700	(12,988)
Reformulated Gasoline Blendstock	(55)	06/30/2025	4,654,881	50,597
Reformulated Gasoline Blendstock	(28)	07/31/2025	2,337,653	24,574
Reformulated Gasoline Blendstock	(22)	08/29/2025	1,802,077	12,911
Reformulated Gasoline Blendstock	(14)	09/30/2025	1,057,988	26,380
Robusta Coffee	(9)	07/25/2025	405,900	9,170
Robusta Coffee	(2)	09/24/2025	89,260	990
Rough Rice	(19	07/14/2025	512,810	(3,310)
Russell 2000 Index	(115)	06/20/2025	11,892,725	(112,835)
S&P 500 Index	(3)	06/20/2025	887,400	(33,518)
S&P Mid Cap 400 Index	(1)	06/20/2025	300,410	(26,290)
S&P Real Estate Select Sector Stock Index	(1)	06/20/2025	51,000	(563)
SET50 Index	(229)	06/27/2025	1,031,171	28,055
SGX FTSE Taiwan Index	(19)	06/27/2025	1,331,520	18,617
SGX Technically Specified Rubber 20	(4)	06/30/2025	32,120	1,225
SGX TSI Iron Ore	(60)	07/31/2025	573,840	65
SGX TSI Iron Ore	(27)	08/29/2025	256,500	(195)
SGX TSI Iron Ore	(21)	09/30/2025	197,883	(118)
Soybean Meal	(364)	07/14/2025	10,785,320	121,682
Soybean Meal	(130)	12/12/2025	4,013,100	(36,970)
Soybean Meal	(38)	01/14/2026	1,182,560	(12,180)
Soybeans	(182)	07/14/2025	9,479,925	72,438
Soybeans	(59)	11/14/2025	3,028,913	41,650
Soybeans	(37)	01/14/2026	1,925,388	9,413
Sugar #11	(807)	06/30/2025	15,410,472	232,516
Sugar #11	(285)	09/30/2025	5,499,816	7,862
Sugar #11	(77)	02/27/2026	1,525,586	37,699
Sugar #11	(4)	04/30/2026	77,056	1,814
U.S. Treasury 10 Year Notes	(243)	09/19/2025	26,912,250	(75,109)
U.S. Treasury 2 Year Notes	(393)	09/30/2025	81,522,937	(83,578)
U.S. Treasury 5 Year Note	(157)	09/30/2025	16,985,438	(41,266)
U.S. Treasury Long Bonds	(377)	09/19/2025	42,518,531	(335,172)
U.S. Treasury Ultra Bonds	(142)	09/19/2025	16,480,875	(206,406)
UK Natural Gas	(25)	06/27/2025	831,386	50,852
UK Natural Gas	(15)	07/30/2025	507,728	43,898
US 3 Year Notes	(1)	09/30/2025	211,469	(320)
Wheat	(521)	07/14/2025	13,910,700	474,888
Wheat	(122)	09/12/2025	3,344,325	963
Wheat	(267)	12/12/2025	7,622,850	(79,150)
White Sugar	(72)	07/16/2025	1,713,960	72,715
White Sugar	(42)	09/15/2025	993,300	23,780
White Sugar	(10)	11/14/2025	237,150	(470)
WTI Light Sweet Crude Oil	(13)	06/18/2025	790,270	(650)
WTI Light Sweet Crude Oil	(14)	07/21/2025	837,060	16,720
WTI Light Sweet Crude Oil	(11)	08/19/2025	649,000	4,070
WTI Light Sweet Crude Oil	(10)	09/19/2025	584,600	21,490
Yellow Maize	(3)	07/24/2025	70,202	(3,054)
				$2,777,295
Net Unrealized Appreciation (Depreciation)				$22,471,095

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

Abbey Capital Multi Asset Fund
Schedule of Forward Currency Contracts
May 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	06/02/2025	AUD	29,235,226	USD	18,748,371	$97,433
SG Americas Securities LLC	06/03/2025	AUD	28,060,226	USD	18,036,740	51,877
SG Americas Securities LLC	06/18/2025	AUD	28,311,000	USD	17,809,662	444,562
SG Americas Securities LLC	07/11/2025	AUD	100,000	USD	64,212	289
SG Americas Securities LLC	06/03/2025	BRL	41,025,365	USD	7,200,269	(34,463)
SG Americas Securities LLC	07/02/2025	BRL	48,409,727	USD	8,450,000	(51,162)
SG Americas Securities LLC	08/04/2025	BRL	575,648	USD	100,000	(942)
SG Americas Securities LLC	07/11/2025	CAD	8,185,348	AUD	9,200,000	43,374
SG Americas Securities LLC	06/02/2025	CAD	2,215,554	USD	1,604,675	9,986
SG Americas Securities LLC	06/18/2025	CAD	53,932,589	USD	38,540,968	795,819
SG Americas Securities LLC	06/18/2025	CHF	1,966,562	EUR	2,100,000	7,769
SG Americas Securities LLC	07/11/2025	CHF	5,835,006	EUR	6,250,000	11,474
SG Americas Securities LLC	07/11/2025	CHF	555,079	GBP	500,000	4,261
SG Americas Securities LLC	07/11/2025	CHF	3,750,000	JPY	654,504,375	10,312
SG Americas Securities LLC	06/02/2025	CHF	415,000	USD	502,223	2,210
SG Americas Securities LLC	06/03/2025	CHF	153,000	USD	185,819	175
SG Americas Securities LLC	06/18/2025	CHF	29,807,013	USD	35,548,118	753,984
SG Americas Securities LLC	07/11/2025	CHF	3,375,000	USD	4,105,202	17,558
SG Americas Securities LLC	06/05/2025	CLP	94,549,360	USD	100,000	(70)
SG Americas Securities LLC	06/18/2025	CLP	3,937,660,568	USD	4,200,000	(38,239)
SG Americas Securities LLC	06/23/2025	CLP	94,437,830	USD	100,000	(187)
SG Americas Securities LLC	06/30/2025	CLP	93,819,830	USD	100,000	(841)
SG Americas Securities LLC	06/03/2025	CNH	2,437,207	USD	339,005	(651)
SG Americas Securities LLC	06/04/2025	CNH	2,440,348	USD	339,053	(237)
SG Americas Securities LLC	06/18/2025	CNH	50,237,341	USD	6,978,294	4,689
SG Americas Securities LLC	07/11/2025	CNH	5,739,239	USD	800,000	(817)
SG Americas Securities LLC	06/09/2025	COP	432,139,316	USD	100,000	3,866
SG Americas Securities LLC	06/13/2025	COP	1,683,456,264	USD	400,000	4,450
SG Americas Securities LLC	06/18/2025	COP	25,766,706,210	USD	6,150,000	37,146
SG Americas Securities LLC	06/24/2025	COP	418,020,816	USD	100,000	312
SG Americas Securities LLC	06/27/2025	COP	411,383,316	USD	100,000	(1,312)
SG Americas Securities LLC	06/18/2025	CZK	55,009,183	EUR	2,200,000	6,755
SG Americas Securities LLC	07/11/2025	CZK	2,208,966	USD	100,000	772
SG Americas Securities LLC	07/11/2025	EUR	4,125,000	AUD	7,228,506	34,265
SG Americas Securities LLC	07/11/2025	EUR	6,375,000	CAD	9,938,172	1,081
SG Americas Securities LLC	06/18/2025	EUR	950,000	CHF	888,536	(2,175)
SG Americas Securities LLC	06/03/2025	EUR	300,000	GBP	252,788	116
SG Americas Securities LLC	06/18/2025	EUR	100,000	GBP	84,232	183
SG Americas Securities LLC	07/11/2025	EUR	1,300,000	HUF	527,688,291	8
SG Americas Securities LLC	06/02/2025	EUR	200,000	JPY	32,761,479	(622)
SG Americas Securities LLC	06/18/2025	EUR	2,450,000	JPY	400,970,595	(7,318)
SG Americas Securities LLC	07/11/2025	EUR	1,800,000	JPY	294,124,874	(4,429)
SG Americas Securities LLC	06/02/2025	EUR	2,048,839	NOK	23,621,809	12,586
SG Americas Securities LLC	06/03/2025	EUR	86,664	NOK	1,000,000	458
SG Americas Securities LLC	06/18/2025	EUR	6,604,376	NOK	79,000,000	(231,348)
SG Americas Securities LLC	07/11/2025	EUR	3,000,000	NOK	34,578,742	28,396
SG Americas Securities LLC	06/02/2025	EUR	117,997	PLN	500,000	431
SG Americas Securities LLC	06/18/2025	EUR	4,474,514	PLN	19,193,924	(38,897)
SG Americas Securities LLC	06/18/2025	EUR	4,794,268	SEK	52,620,124	(44,759)
SG Americas Securities LLC	06/02/2025	EUR	14,873,033	USD	16,773,310	117,239
SG Americas Securities LLC	06/03/2025	EUR	16,288,033	USD	18,480,092	18,496
SG Americas Securities LLC	06/18/2025	EUR	37,879,000	USD	42,562,814	498,705
SG Americas Securities LLC	07/11/2025	EUR	5,000,000	USD	5,652,769	40,293
SG Americas Securities LLC	07/11/2025	GBP	4,000,000	AUD	8,351,184	3,749
SG Americas Securities LLC	06/03/2025	GBP	7,309,632	EUR	8,695,318	(26,625)
SG Americas Securities LLC	06/18/2025	GBP	9,147,939	EUR	10,850,000	(7,927)
SG Americas Securities LLC	07/11/2025	GBP	4,701,097	EUR	5,600,000	(41,023)
SG Americas Securities LLC	07/11/2025	GBP	2,875,000	JPY	559,952,825	(35,906)
SG Americas Securities LLC	06/02/2025	GBP	3,472,666	USD	4,676,967	1,983
SG Americas Securities LLC	06/03/2025	GBP	4,168,166	USD	5,615,791	278
SG Americas Securities LLC	06/18/2025	GBP	39,177,000	USD	52,186,854	602,855
SG Americas Securities LLC	07/11/2025	GBP	6,312,500	USD	8,502,595	4,141
SG Americas Securities LLC	06/18/2025	HUF	1,301,007,868	EUR	3,200,000	15,804
SG Americas Securities LLC	07/11/2025	HUF	1,365,693,400	USD	3,800,000	30,828
SG Americas Securities LLC	06/18/2025	IDR	69,075,760,281	USD	4,200,000	36,844
SG Americas Securities LLC	06/30/2025	IDR	9,808,147,000	USD	600,000	1,295
SG Americas Securities LLC	06/18/2025	ILS	9,194,748	USD	2,600,000	17,362
SG Americas Securities LLC	07/11/2025	ILS	10,525,230	USD	3,000,000	(2,734)
SG Americas Securities LLC	06/05/2025	INR	50,891,917	USD	600,000	(5,503)
SG Americas Securities LLC	06/06/2025	INR	84,607,014	USD	1,000,000	(11,716)
SG Americas Securities LLC	06/09/2025	INR	101,430,005	USD	1,200,000	(15,393)
SG Americas Securities LLC	06/13/2025	INR	51,123,556	USD	600,000	(3,049)
SG Americas Securities LLC	06/16/2025	INR	51,361,905	USD	600,000	(360)
SG Americas Securities LLC	06/18/2025	INR	646,785,664	USD	7,500,000	50,308
SG Americas Securities LLC	06/20/2025	INR	51,457,638	USD	600,000	633
SG Americas Securities LLC	06/23/2025	INR	34,304,342	USD	400,000	351
SG Americas Securities LLC	06/27/2025	INR	34,413,997	USD	400,000	1,547
SG Americas Securities LLC	06/30/2025	INR	256,868,540	USD	3,000,000	(3,295)
SG Americas Securities LLC	07/11/2025	JPY	541,048,882	AUD	5,800,000	37,150
SG Americas Securities LLC	07/11/2025	JPY	482,457,154	CAD	4,600,000	9,840
SG Americas Securities LLC	06/02/2025	JPY	32,659,063	EUR	200,000	(90)
SG Americas Securities LLC	06/18/2025	JPY	235,491,678	EUR	1,450,000	(8,326)
SG Americas Securities LLC	06/03/2025	JPY	24,197,833	GBP	125,000	(184)
SG Americas Securities LLC	06/03/2025	JPY	34,337,108	NZD	400,000	(319)
SG Americas Securities LLC	07/11/2025	JPY	535,597,044	NZD	6,200,000	29,848
SG Americas Securities LLC	06/02/2025	JPY	1,705,511,542	USD	11,699,022	157,383
SG Americas Securities LLC	06/03/2025	JPY	1,663,789,623	USD	11,566,110	1,531
SG Americas Securities LLC	06/18/2025	JPY	3,573,116,373	USD	24,611,639	272,989
SG Americas Securities LLC	07/11/2025	JPY	375,000,000	USD	2,592,181	26,518
SG Americas Securities LLC	06/09/2025	KRW	4,448,284,859	USD	3,200,000	26,246
SG Americas Securities LLC	06/16/2025	KRW	4,671,030,948	USD	3,400,000	(10,368)
SG Americas Securities LLC	06/18/2025	KRW	10,175,579,284	USD	7,200,000	185,266
SG Americas Securities LLC	06/20/2025	KRW	417,902,183	USD	300,000	3,353
SG Americas Securities LLC	06/30/2025	KRW	961,054,979	USD	700,000	(1,842)
SG Americas Securities LLC	06/02/2025	MXN	5,500,000	USD	285,025	(1,575)
SG Americas Securities LLC	06/18/2025	MXN	270,504,420	USD	13,646,667	265,758
SG Americas Securities LLC	07/11/2025	MXN	5,500,000	USD	283,418	(1,352)
SG Americas Securities LLC	06/02/2025	NOK	23,541,139	EUR	2,048,875	(20,530)
SG Americas Securities LLC	06/03/2025	NOK	19,730,525	EUR	1,711,675	(11,024)
SG Americas Securities LLC	06/18/2025	NOK	177,947,319	EUR	15,446,817	(127,415)
SG Americas Securities LLC	07/11/2025	NOK	21,677,387	EUR	1,875,000	(11,314)
SG Americas Securities LLC	06/02/2025	NOK	5,339,491	USD	526,353	(3,255)
SG Americas Securities LLC	06/03/2025	NOK	510,946	USD	50,342	(286)
SG Americas Securities LLC	06/18/2025	NOK	108,019,103	USD	10,416,004	166,204
SG Americas Securities LLC	07/11/2025	NOK	37,587,083	USD	3,700,000	(17,852)
SG Americas Securities LLC	07/11/2025	NZD	20,090,418	AUD	18,600,000	25,597
SG Americas Securities LLC	06/03/2025	NZD	400,000	JPY	34,575,996	(1,342)
SG Americas Securities LLC	06/04/2025	NZD	200,000	JPY	17,167,032	161
SG Americas Securities LLC	07/11/2025	NZD	400,000	JPY	34,232,516	324
SG Americas Securities LLC	06/03/2025	NZD	1,654,000	USD	987,625	850
SG Americas Securities LLC	06/04/2025	NZD	536,000	USD	320,343	(5)
SG Americas Securities LLC	06/18/2025	NZD	28,538,000	USD	16,721,692	342,863
SG Americas Securities LLC	06/18/2025	PEN	5,289,455	USD	1,450,000	11,062
SG Americas Securities LLC	06/18/2025	PHP	114,640,790	USD	2,000,000	53,828
SG Americas Securities LLC	06/30/2025	PHP	44,574,291	USD	800,000	(1,649)
SG Americas Securities LLC	06/02/2025	PLN	500,000	EUR	118,020	(457)
SG Americas Securities LLC	06/18/2025	PLN	49,267,125	EUR	11,629,916	(64,653)
SG Americas Securities LLC	07/11/2025	PLN	2,125,822	EUR	500,000	(1,913)
SG Americas Securities LLC	07/11/2025	PLN	21,430,201	USD	5,700,000	19,830
SG Americas Securities LLC	06/18/2025	SEK	235,915,629	EUR	21,660,100	12,401
SG Americas Securities LLC	07/11/2025	SEK	47,655,377	EUR	4,375,000	2,495
SG Americas Securities LLC	07/11/2025	SEK	66,646,964	NOK	70,500,000	63,714
SG Americas Securities LLC	06/02/2025	SEK	3,221,519	USD	335,800	291
SG Americas Securities LLC	06/03/2025	SEK	88,271	USD	9,210	1
SG Americas Securities LLC	06/18/2025	SEK	99,028,494	USD	10,157,883	183,376
SG Americas Securities LLC	07/11/2025	SEK	30,715,247	USD	3,200,000	12,281
SG Americas Securities LLC	06/18/2025	SGD	8,313,353	USD	6,400,000	53,352
SG Americas Securities LLC	07/11/2025	SGD	7,875,192	USD	6,100,000	22,409
SG Americas Securities LLC	06/18/2025	THB	108,067,768	USD	3,250,000	47,051
SG Americas Securities LLC	06/18/2025	TRY	22,500,000	USD	566,954	(5,166)
SG Americas Securities LLC	06/06/2025	TWD	49,544,626	USD	1,600,000	54,217
SG Americas Securities LLC	06/09/2025	TWD	2,986,794	USD	100,000	(250)
SG Americas Securities LLC	06/16/2025	TWD	11,989,452	USD	400,000	652
SG Americas Securities LLC	06/18/2025	TWD	117,105,877	USD	3,750,000	164,003
SG Americas Securities LLC	06/23/2025	TWD	5,988,099	USD	200,000	225
SG Americas Securities LLC	06/27/2025	TWD	2,974,574	USD	100,000	(505)
SG Americas Securities LLC	06/30/2025	TWD	17,900,810	USD	600,000	(1,086)
SG Americas Securities LLC	06/02/2025	USD	18,793,704	AUD	29,235,226	(52,100)
SG Americas Securities LLC	06/03/2025	USD	571,344	AUD	890,000	(2,381)
SG Americas Securities LLC	06/18/2025	USD	22,668,060	AUD	35,775,000	(398,764)
SG Americas Securities LLC	07/11/2025	USD	2,967,259	AUD	4,600,000	179
SG Americas Securities LLC	06/03/2025	USD	7,200,000	BRL	41,107,476	19,852
SG Americas Securities LLC	07/02/2025	USD	100,000	BRL	571,230	895
SG Americas Securities LLC	08/04/2025	USD	100,000	BRL	575,202	1,019
SG Americas Securities LLC	06/02/2025	USD	3,520,546	CAD	4,858,286	(20,098)
SG Americas Securities LLC	06/18/2025	USD	35,987,084	CAD	50,979,267	(1,195,640)
SG Americas Securities LLC	07/11/2025	USD	4,642,181	CAD	6,400,000	(31,562)
SG Americas Securities LLC	06/02/2025	USD	502,085	CHF	415,000	(2,349)
SG Americas Securities LLC	06/03/2025	USD	185,655	CHF	153,000	(339)
SG Americas Securities LLC	06/18/2025	USD	21,030,066	CHF	18,234,333	(1,177,615)
SG Americas Securities LLC	06/05/2025	USD	100,000	CLP	95,941,000	(1,401)
SG Americas Securities LLC	06/18/2025	USD	3,350,000	CLP	3,229,255,556	(63,040)
SG Americas Securities LLC	06/23/2025	USD	200,000	CLP	188,385,000	893
SG Americas Securities LLC	06/27/2025	USD	100,000	CLP	94,551,500	67
SG Americas Securities LLC	07/02/2025	USD	100,000	CLP	93,815,490	845
SG Americas Securities LLC	06/03/2025	USD	338,988	CNH	2,437,500	594
SG Americas Securities LLC	06/04/2025	USD	139,053	CNH	1,000,000	214
SG Americas Securities LLC	06/18/2025	USD	12,561,884	CNH	90,648,971	(38,308)
SG Americas Securities LLC	06/09/2025	USD	100,000	COP	426,340,500	(2,472)
SG Americas Securities LLC	06/13/2025	USD	400,000	COP	1,690,272,884	(6,087)
SG Americas Securities LLC	06/16/2025	USD	100,000	COP	423,195,984	(1,640)
SG Americas Securities LLC	06/18/2025	USD	3,600,000	COP	15,555,596,563	(135,237)
SG Americas Securities LLC	06/24/2025	USD	100,000	COP	415,526,000	287
SG Americas Securities LLC	06/27/2025	USD	100,000	COP	415,823,000	247
SG Americas Securities LLC	06/02/2025	USD	16,862,028	EUR	14,873,033	(28,521)
SG Americas Securities LLC	06/03/2025	USD	655,963	EUR	579,000	(1,616)
SG Americas Securities LLC	06/18/2025	USD	19,931,462	EUR	18,062,000	(601,740)
SG Americas Securities LLC	06/02/2025	USD	4,679,215	GBP	3,472,666	266
SG Americas Securities LLC	06/03/2025	USD	919,564	GBP	683,000	(691)
SG Americas Securities LLC	06/18/2025	USD	6,699,383	GBP	5,108,000	(183,478)
SG Americas Securities LLC	06/18/2025	USD	4,200,000	IDR	69,177,042,680	(43,057)
SG Americas Securities LLC	06/30/2025	USD	1,900,000	IDR	31,232,886,000	(14,752)
SG Americas Securities LLC	06/18/2025	USD	50,000	ILS	179,862	(1,199)
SG Americas Securities LLC	06/05/2025	USD	600,000	INR	50,673,411	8,055
SG Americas Securities LLC	06/06/2025	USD	1,000,000	INR	85,104,100	5,909
SG Americas Securities LLC	06/09/2025	USD	1,200,000	INR	102,121,080	7,322
SG Americas Securities LLC	06/13/2025	USD	600,000	INR	51,119,460	3,097
SG Americas Securities LLC	06/16/2025	USD	9,100,000	INR	775,665,800	44,256
SG Americas Securities LLC	06/18/2025	USD	6,600,000	INR	576,060,264	(124,689)
SG Americas Securities LLC	06/30/2025	USD	300,000	INR	25,751,092	(420)
SG Americas Securities LLC	06/02/2025	USD	11,847,943	JPY	1,705,409,126	(7,749)
SG Americas Securities LLC	06/03/2025	USD	283,952	JPY	40,915,983	(520)
SG Americas Securities LLC	06/18/2025	USD	14,536,490	JPY	2,121,896,070	(241,253)
SG Americas Securities LLC	07/11/2025	USD	87,159	JPY	12,500,000	(131)
SG Americas Securities LLC	06/09/2025	USD	3,200,000	KRW	4,457,497,856	(32,928)
SG Americas Securities LLC	06/16/2025	USD	3,400,000	KRW	4,746,938,879	(44,716)
SG Americas Securities LLC	06/18/2025	USD	7,000,000	KRW	10,219,653,541	(417,254)
SG Americas Securities LLC	06/30/2025	USD	1,200,000	KRW	1,677,644,960	(18,724)
SG Americas Securities LLC	07/02/2025	USD	3,400,000	KRW	4,665,956,000	9,967
SG Americas Securities LLC	06/02/2025	USD	284,809	MXN	5,500,000	1,359
SG Americas Securities LLC	06/18/2025	USD	3,077,903	MXN	62,646,000	(144,070)
SG Americas Securities LLC	07/11/2025	USD	2,776,720	MXN	54,000,000	7,353
SG Americas Securities LLC	06/02/2025	USD	517,164	NOK	5,258,821	1,969
SG Americas Securities LLC	06/18/2025	USD	616,693	NOK	6,296,625	(162)
SG Americas Securities LLC	06/03/2025	USD	985,248	NZD	1,654,000	(3,227)
SG Americas Securities LLC	06/04/2025	USD	259,680	NZD	436,000	(894)
SG Americas Securities LLC	06/18/2025	USD	15,032,844	NZD	25,988,000	(506,915)
SG Americas Securities LLC	07/11/2025	USD	3,045,633	NZD	5,100,000	(6,414)
SG Americas Securities LLC	06/18/2025	USD	250,000	PEN	918,973	(3,840)
SG Americas Securities LLC	06/18/2025	USD	600,000	PHP	34,062,342	(10,238)
SG Americas Securities LLC	06/02/2025	USD	336,011	SEK	3,221,521	(80)
SG Americas Securities LLC	06/03/2025	USD	316	SEK	3,033	1
SG Americas Securities LLC	06/18/2025	USD	383,268	SEK	3,681,729	(1,204)
SG Americas Securities LLC	06/18/2025	USD	900,000	SGD	1,169,734	(8,022)
SG Americas Securities LLC	06/18/2025	USD	950,000	THB	31,722,063	(17,812)
SG Americas Securities LLC	06/18/2025	USD	274,987	TRY	11,500,000	(12,149)
SG Americas Securities LLC	07/11/2025	USD	3,700,000	TRY	151,087,835	19,918
SG Americas Securities LLC	06/06/2025	USD	1,600,000	TWD	48,052,281	(4,390)
SG Americas Securities LLC	06/09/2025	USD	100,000	TWD	3,004,501	(341)
SG Americas Securities LLC	06/18/2025	USD	3,200,000	TWD	103,933,151	(273,734)
SG Americas Securities LLC	06/20/2025	USD	100,000	TWD	2,987,172	143
SG Americas Securities LLC	06/02/2025	USD	55,917	ZAR	1,000,000	320
SG Americas Securities LLC	06/03/2025	USD	55,961	ZAR	1,000,000	368
SG Americas Securities LLC	06/18/2025	USD	1,451,863	ZAR	27,916,209	(98,371)
SG Americas Securities LLC	06/02/2025	ZAR	1,000,000	USD	55,948	(351)
SG Americas Securities LLC	06/03/2025	ZAR	1,000,000	USD	55,949	(355)
SG Americas Securities LLC	06/18/2025	ZAR	75,911,999	USD	4,184,409	31,112
SG Americas Securities LLC	07/11/2025	ZAR	66,514,483	USD	3,700,000	(12,772)
Net Unrealized Appreciation (Depreciation)						$(653,686)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Abbey Capital Multi Asset Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	716,471,847	–	–	716,471,847
Total Investments	716,471,847	–	–	716,471,847

Other Financial Instruments:
Futures Contracts*	29,210,265	–	–	29,210,265
Total Other Financial Instruments	29,210,265	–	–	29,210,265

Liabilities:
Other Financial Instruments:
Futures Contracts*	(6,739,170)	–	–	(6,739,170)
Forwards*	–	(653,686)	–	(653,686)
Total Other Financial Instruments	(6,739,170)	(653,686)	–	(7,392,856)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.